Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and Deposits in Banks	$ 129,967,486	$ 137,066,430
Cash	25,422,664	26,563,255
Central Bank of Argentina	49,994,923	75,092,641
Other Local and Foreign Entities	54,544,637	35,405,434
Other	5,262	5,100
Debt Securities at fair value through profit or loss	54,982,465	7,725,991
Derivative Financial Instruments	989,478	838,493
Repo transactions	39,421,705	1,481,096
Other financial assets	18,886,290	8,391,566
Loans and other financing	257,421,195	300,731,589
Non-financial Public Sector	3,614,614	8,781,948
Other Financial Entities	1,824,600	5,380,555
Non-financial Private Sector and Foreign Residents	251,981,981	286,569,086
Other Debt Securities	209,118,933	87,828,945
Financial Assets delivered as guarantee	14,292,358	14,530,739
Equity Instruments at fair value through profit or loss	5,218,299	3,562,427
Investment in associates and joint arrangements	203,905	199,216
Property, plant and equipment	34,369,465	35,052,877
Intangible Assets	5,104,060	4,822,183
Deferred Income Tax Assets	63,189	59,115
Other Non-financial Assets	2,232,053	1,477,587
Non-current assets held for sale	2,258,182	2,383,947
TOTAL ASSETS	774,529,063	606,152,201
LIABILITIES
Deposits	488,741,363	357,866,442
Non-financial Public Sector	73,565,424	23,906,675
Financial Sector	696,415	427,702
Non-financial Private Sector and Foreign Residents	414,479,524	333,532,065
Derivative Financial Instruments	230	1,046,556
Repo Transactions	618,572	1,364,825
Other Financial Liabilities	49,215,887	30,181,836
Financing received from the Central Bank of Argentina and other financial institutions	919,103	3,057,451
Issued Corporate Bonds	4,926,901	7,521,820
Current Income Tax Liabilities	5,145,324	11,076,651
Subordinated Corporate Bonds	34,300,292	33,098,040
Provisions	1,310,517	2,006,052
Deferred Income Tax Liabilities	7,448,122	763,179
Other Non-financial Liabilities	30,356,941	13,776,518
TOTAL LIABILITIES	622,983,252	461,759,370
SHAREHOLDERS' EQUITY
Capital Stock	639,413	639,413
Additional paid-in capital	12,429,781	12,429,781
Adjustments to Shareholders' Equity	50,313,147	50,313,147
Earnings Reserved	151,705,736	116,665,886
Unappropriated Retained Earnings	(90,795,880)	(63,980,663)
Other Comprehensive Income	1,097,414	118,283
Net Income for the fiscal year	26,154,332	28,205,071
Net Shareholders' Equity attributable to controlling interest	151,543,943	144,390,918
Net Shareholders' Equity attributable to non-controlling interests	1,868	1,913
TOTAL SHAREHOLDERS' EQUITY	151,545,811	144,392,831
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 774,529,063	$ 606,152,201